Financial Risk Management - Schedule of Impact of Foreign Currency Risk (Parentheticals) (Details)	Jun. 30, 2026	Jun. 30, 2025
USD/AUD [Member]
Schedule of Impact of Foreign Currency Risk [Line Items]
Exchange rate	3.60%	4.60%
EUR/AUD [Member]
Schedule of Impact of Foreign Currency Risk [Line Items]
Exchange rate	6.20%	5.30%
GBP/AUD [Member]
Schedule of Impact of Foreign Currency Risk [Line Items]
Exchange rate	6.00%	4.80%